FIS Knights of Columbus Global Belief ETF
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Automobiles - 2.5%
General Motors Co.	6,316	$310,305
Honda Motor Co. Ltd.	17,860	165,095
Tesla, Inc. (a)	694	203,328
		678,728

Banks - 8.7%
BNP Paribas SA	2,975	225,429
CaixaBank SA	36,391	253,118
Citizens Financial Group, Inc.	5,264	240,933
ICICI Bank Ltd. - ADR	9,042	252,091
JPMorgan Chase & Co.	1,982	524,536
KB Financial Group, Inc. - ADR	4,512	245,092
Lloyds Banking Group PLC	340,878	313,241
United Overseas Bank Ltd.	10,810	306,155
		2,360,595

Broadline Retail - 1.9%
Dollarama, Inc.	2,410	252,335
MercadoLibre, Inc. (a)	129	273,721
		526,056

Capital Markets - 1.4%
Goldman Sachs Group, Inc.	622	387,064

Chemicals - 1.0%
Linde PLC	585	273,224

Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	4,034	221,063

Communications Equipment - 0.9%
Motorola Solutions, Inc.	559	246,083

Construction & Engineering - 1.2%
Quanta Services, Inc.	1,266	328,692

Construction Materials - 1.0%
CRH PLC	2,614	267,064

Consumer Finance - 1.6%
American Express Co.	1,430	430,373

Consumer Staples Distribution & Retail - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	2,853	288,895

Diversified Telecommunication Services - 1.2%
Deutsche Telekom AG	9,292	335,812

Electric Utilities - 1.2%
Entergy Corp.	3,842	335,445

Electrical Equipment - 1.0%
Schneider Electric SE	1,134	275,911

Energy Equipment & Services - 0.8%
Baker Hughes Co.	4,996	222,772

Entertainment - 2.6%
Netflix, Inc. (a)	438	429,485
Walt Disney Co.	2,311	262,992
		692,477

Financial Services - 3.8%
Berkshire Hathaway, Inc. - Class B (a)	1,019	523,593
Visa, Inc. - Class A	1,410	511,421
		1,035,014

Food Products - 2.3%
General Mills, Inc.	3,400	206,108
Mondelez International, Inc. - Class A	3,491	224,227
The Campbell's Co.	4,518	180,991
		611,326

Ground Transportation - 1.0%
Union Pacific Corp.	1,085	267,659

Health Care Equipment & Supplies - 3.4%
Hoya Corp.	1,694	196,666
Insulet Corp. (a)	675	183,782
Intuitive Surgical, Inc. (a)	612	350,768
Medtronic PLC	2,110	194,162
		925,378

Health Care Providers & Services - 2.9%
Cencora, Inc.	1,309	331,884
DaVita, Inc. (a)	1,387	205,110
Quest Diagnostics, Inc.	1,485	256,756
		793,750

Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	1,316	263,805
InterContinental Hotels Group PLC	1,992	249,016
		512,821

Industrial Conglomerates - 2.4%
3M Co.	2,296	356,155
Siemens AG	1,320	303,663
		659,818

Insurance - 3.7%
American International Group, Inc.	3,119	258,690
Hartford Insurance Group, Inc.	2,608	308,474
Manulife Financial Corp.	9,294	290,714
Mapfre SA	51,858	146,372
		1,004,250

Interactive Media & Services - 6.8%
Alphabet, Inc. - Class A	4,340	739,015
Meta Platforms, Inc. - Class A	1,103	737,025
Tencent Holdings Ltd.	5,777	355,542
		1,831,582

IT Services - 0.9%
Infosys Ltd. - ADR	11,818	237,542

Machinery - 0.9%
Caterpillar, Inc.	738	253,835

Metals & Mining - 0.7%
BHP Group Ltd.	7,732	187,711

Multi-Utilities - 0.8%
Veolia Environnement SA	7,459	223,101

Oil, Gas & Consumable Fuels - 3.2%
Canadian Natural Resources Ltd.	7,362	208,766
Cheniere Energy, Inc.	1,142	261,015
ConocoPhillips	2,038	202,068
Shell PLC	6,018	199,744
		871,593

Personal Care Products - 1.1%
Unilever PLC	5,312	300,116

Pharmaceuticals - 1.8%
Ipsen SA	2,186	252,806
Zoetis, Inc.	1,426	238,484
		491,290

Real Estate Management & Development - 0.8%
Mitsui Fudosan Co. Ltd.	23,858	205,816

Semiconductors & Semiconductor Equipment - 8.7%
ASML Holding NV	306	215,957
Broadcom, Inc.	3,014	601,082
NVIDIA Corp.	9,174	1,146,016
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,280	411,609
		2,374,664

Software - 8.5%
Microsoft Corp.	3,040	1,206,850
Salesforce, Inc.	997	296,956
SAP SE	1,645	453,874
ServiceNow, Inc. (a)	376	349,590
		2,307,270

Specialty Retail - 1.8%
TJX Cos., Inc.	2,745	342,466
Ulta Beauty, Inc. (a)	410	150,208
		492,674

Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	4,868	1,177,277
Xiaomi Corp. - Class B (a)(b)	61,620	410,853
		1,588,130

Textiles, Apparel & Luxury Goods - 2.9%
adidas AG	1,052	269,362
Deckers Outdoor Corp. (a)	1,476	205,695
Lululemon Athletica, Inc. (a)	829	303,091
		778,148

Trading Companies & Distributors - 1.7%
Ferguson Enterprises, Inc.	1,290	228,051
ITOCHU Corp.	5,280	233,666
		461,717
TOTAL COMMON STOCKS (Cost $19,133,208)		26,285,459

REAL ESTATE INVESTMENT TRUSTS - 1.1%	Shares	Value
Retail REITs - 1.1%
Simon Property Group, Inc.	1,501	279,321
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $276,373)		279,321

PREFERRED STOCKS - 0.8%	Shares	Value
Household Products - 0.8%
Henkel AG & Co. KGaA, 0.00%	2,554	220,939
TOTAL PREFERRED STOCKS (Cost $235,410)		220,939

SHORT-TERM INVESTMENTS - 1.2%	Shares	Value
Money Market Funds - 1.2%
First American Treasury Obligations Fund - Class X, 4.28% (c)	335,583	335,583
TOTAL SHORT-TERM INVESTMENTS (Cost $335,583)		335,583

TOTAL INVESTMENTS - 99.9% (Cost $19,980,574)		$27,121,302
Other Assets in Excess of Liabilities - 0.1%		33,108
TOTAL NET ASSETS - 100.0%		$27,154,410

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $410,853 or 1.5% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

FIS Knights of Columbus Global Belief ETF
Notes to Quarterly Schedule of Investments
February 28, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$26,285,459	$–	$–	$26,285,459
Real Estate Investment Trusts	279,321	–	–	279,321
Preferred Stocks	220,939	–	–	220,939
Money Market Funds	335,583	–	–	335,583
Total Investments	$27,121,302	$–	$–	$27,121,302

Refer to the Schedule of Investments for further disaggregation of investment categories.

FIS Knights of Columbus Global Belief ETF invested, as a percentage of net assets, in the following countries as of February 28, 2025 (Unaudited):

Allocation of Portfolio Holdings by Country as of February 28, 2025
(% of Net Assets)

United States	$18,152,214	67.0%
Germany	1,583,650	5.8
United Kingdom	1,062,117	3.9
Canada	1,054,906	3.9
France	977,247	3.5
Japan	801,243	3.0
China	766,395	2.8
India	489,633	1.8
Taiwan	411,609	1.5
Spain	399,490	1.5
Singapore	306,155	1.1
Uruguay	273,721	1.0
South Korea	245,092	0.9
Netherlands	215,957	0.8
Ireland	194,162	0.7
Australia	187,711	0.7
Other Assets in Excess of Liabilities	33,108	0.1
	$27,154,410	100.0%

Sector Classification as of February 28, 2025
(% of Net Assets)

Information Technology	$6,753,689	24.9%
Financials	5,217,296	19.2
Consumer Discretionary	2,988,427	11.0
Communication Services	2,859,871	10.6
Industrials	2,468,695	9.0
Health Care	2,210,418	8.1
Consumer Staples	1,421,276	5.3
Energy	1,094,365	4.0
Materials	727,999	2.7
Utilities	558,546	2.0
Real Estate	485,137	1.9
Money Market Funds	335,583	1.2
Other Assets in Excess of Liabilities	33,108	0.1
	27,154,410	100.0%